Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
John Keeler & Co., Inc. [Member]
Schedule of Estimated Useful Life of Asset

Fixed assets are stated at cost less accumulated depreciation and are being depreciated using the straight-line method over the estimated useful life of the asset as follows:

Furniture and fixtures	7 to 10 years
Computer equipment	5 years
Warehouse and refrigeration equipment	10 years
Leasehold improvements	7 years
Automobile	5 years
Trade show booth	7 years